Note 14 - Subsequent Events (Details Textual) - Forecast [Member] - shares	May 11, 2023	May 05, 2023
Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)		14,375
Common Stock [Member] | Stock Issued in Lieu of Board Committee Fees [Member] | Director [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture	2,900	2,858
Common Stock [Member] | Stock Issued in Lieu of Board Fees [Member] | Director [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture	17,392